CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2018	Mar. 31, 2018	Mar. 31, 2017
CURRENT
Cash and cash equivalents	$ 24,468	$ 24,280	$ 88,195
Notes receivable	143,200	207,200	0
Inventory	4,200	0	0
Prepaid expenses	29,242	28,699	224,000
Total current assets	201,110	260,179	312,195
Fixed assets
Land	202,293	202,293	202,293
Buildings	1,328,161	1,328,161	1,328,161
Machinery and equipment	934,595	929,245	929,214
Autos and trucks	14,063	14,063	14,063
Furniture and fixtures	22,060	22,060	22,060
Accumulated depreciation	(1,345,484)	(1,292,313)	(1,221,419)
Fixed assets, net	1,155,688	1,203,509	1,274,372
Other assets
Intercompany	0	0	0
Construction-in-process	246,454	171,050	0
Deposits	10,500	10,500	10,500
Total other assets	256,954	181,550	10,500
Total assets	1,613,752	1,645,238	1,597,067
Current liabilities
Accounts Payable	537,354	528,538	505,033
Accrued interest - related parties	307,158	240,377	178,922
Other accrued expenses	584,407	497,321	317,499
Short-term Promissory Note and Lines of credit	791,823	143,523	145,964
Current maturities bank loan	7,687	7,497	7,310
Current maturities of convertible debentures, less debt discount of$ 691,558	484,550	516,597	0
Convertible debentures, related party	87,600	87,600	0
Notes payable - related parties	1,271,162	1,271,162	1,296,162
Derivative liability	1,683,000	3,455,000	218,000
Warrant liability	174,000	277,000	28,000
Total current liabilities	5,928,741	7,024,615	2,696,890
Bank loan, less current maturities	223,037	228,916	235,690
Line of credit	0	651,453	651,498
Convertible debentures, less current maturities		0	50,000
Total liabilities	6,151,778	7,904,984	3,634,078
Commitments and contingencies
STOCKHOLDERS DEFICIT
Series A Convertible Preferred stock	500	0	0
Common stock	25,432	9,766	9,242
Additional Paid In Capital	31,772,141	27,743,352	26,681,521
Accumulated deficit	(36,336,099)	(34,012,864)	(28,727,774)
Total stockholders' deficit	(4,538,026)	(6,259,746)	(2,037,011)
Total liabilities and stockholders' deficiency	$ 1,613,752	$ 1,645,238	$ 1,597,067